Supplemental Cashflow Information (Schedule of changes in working capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Cashflow Information [abstract]
Trade and other receivables	$ (16,897)	$ 10,258
Prepaid expenses	(2,149)	161
Inventories	(23,824)	(25,659)
Trade and other payables	3,556	6,122
Increase (decrease) in working capital	$ (39,314)	$ (9,118)